united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/20

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Dynamic Income Fund

Arrow Managed Futures Strategy Fund

Semi-Annual Report

January 31, 2020

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for the periods ended January 31, 2020, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2020
Arrow DWA Balanced Fund - Class A **	(0.51)%	5.71%	3.52%	1.92%	5.01%	4.17%
Arrow DWA Balanced Fund - Class A with load **	(6.25)%	(0.34)%	1.51%	0.73%	4.39%	3.71%
Arrow DWA Balanced Fund - Class C **	(0.85)%	5.02%	2.78%	1.16%	4.23%	3.39%
Arrow DWA Balanced Fund - Institutional Class Shares ***	(0.38)%	6.00%	3.79%	2.16%	N/A	3.96%
Morningstar Global Flexible Allocation EW Index	3.23%	7.97%	5.66%	3.76%	4.67%	3.75%** / 3.97%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.80% for Class A shares, 2.55% for Class C shares and 1.55% for the Institutional Class shares per the December 1, 2019 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash.

The Fund’s Holdings By Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Global	19.2%
Government	10.2%
Corporate	7.7%
Conservative Allocation	5.0%
Real Estate	4.9%
Large-Cap	4.7%
Mid-Cap	4.7%
Fixed Income Emerging Market	3.9%
Index Related	3.8%
Common Stocks
Technology	4.8%
Consumer Discretionary	3.8%
Financials	3.3%
Consumer Staples	3.1%
Health Care	1.5%
Utilities	1.5%
Industrials	1.0%
Materials	0.8%
Purchased Put Options	0.1%
Money Market Funds	3.3%
Written Call Options	(3.1)%
Other Assets Less Liabilities	15.8%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for the periods ended January 31, 2020, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2020
Arrow DWA Tactical Fund - Class A **	3.75%	10.60%	4.98%	3.54%	6.54%	3.03%
Arrow DWA Tactical Fund - Class A with load **	(2.25)%	4.24%	2.93%	2.32%	5.90%	2.51%
Arrow DWA Tactical Fund - Class C **	3.33%	9.72%	4.20%	2.76%	5.74%	2.26%
Arrow DWA Tactical Fund - Institutional Class Shares ***	3.82%	10.77%	5.23%	3.79%	N/A	6.54%
PCM Global Macro Index	(2.75)%	(2.92)%	1.03%	(0.4)%	1.18%	3.96%** / (0.66)%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.84% for Class A shares, 2.59% for Class C shares and 1.59% for the Institutional Class shares per the December 1, 2019 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis.

The Fund’s Holdings by Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Large-Cap	50.2%
Technology	11.9%
Health Care	9.8%
Financial	9.4%
Japan	9.3%
Conservative Allocation	0.1%
Real Estate Investment Trust (REIT)	0.0%
Money Market Fund	6.9%
Other Assets Less Liabilities	2.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for the periods ended January 31, 2020, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Month	One Year	Three Year	Five Year	Ten Year	January 31, 2020
Arrow Dynamic Income Fund - Class A **	4.68%	5.11%	0.53%	3.46%	1.17%	0.05%
Arrow Dynamic Income Fund - Class A with load **	(1.39)%	(0.93)%	(1.44)%	2.24%	0.57%	(0.43)%
Arrow Dynamic Income Fund - Class C **	4.36%	4.34%	(0.21)%	2.67%	0.41%	(0.68)%
Arrow Dynamic Income Fund - Institutional Class Shares ***	5.03%	5.59%	0.83%	3.73%	N/A	1.98%
PCM Emerald Long/Short Debt HF Index	(1.13)%	1.28%	1.14%	0.27%	1.99%	3.48%** / 0.02%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.77% for Class C shares and 1.77% for the Institutional Class shares per the December 1, 2019 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

The Fund’s Holdings by Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Conservative Allocation	21.6%
Mutual Fund
Asset Backed Securities	35.0%
Money Market Fund	27.9%
Other Assets Less Liabilities	15.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for the periods ended January 31, 2020, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception-
	Six Months	One Year	Three Year	Five Year	January 31, 2020
Arrow Managed Futures Strategy Fund - Class A **	(5.36)%	20.02%	3.88%	0.03%	(0.64)%
Arrow Managed Futures Strategy Fund - Class A with load **	(10.81)%	13.17%	1.86%	(1.15)%	(1.25)%
Arrow Managed Futures Strategy Fund - Class C **	(5.65)%	19.13%	3.11%	(0.67)%	(1.36)%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	(5.17)%	20.36%	4.14%	0.29%	0.32%
Credit Suisse Managed Futures Liquid Index	(7.61)%	(3.04)%	(3.63)%	(2.85)%	0.80%** / 0.87%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.49% for Class A shares, 2.24% for Class C shares and 1.23% for the Institutional Class shares per the December 1, 2019 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index.

The Fund’s Holdings by Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Conservative Allocation	48.3%
Money Market Fund	5.0%
Liabilities in Excess of Other Assets	46.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCKS - 19.8%
	APPAREL & TEXTILE PRODUCTS - 0.8%
4,242	NIKE, Inc.	$408,505

	COMMERCIAL SERVICES - 0.4%
735	Cintas Corp.	205,043

	CONSUMER PRODUCTS - 0.8%
20,260	Coty, Inc.	207,868
1,048	Estee Lauder Cos, Inc.	204,528
		412,396
	CONTAINERS & PACKAGING - 0.8%
5,698	Ball Corp.	411,282

	DISTRIBUTORS - CONSUMER STAPLES - 0.8%
5,028	Sysco Corp.	413,000

	DISTRIBUTORS - DISCRETIONARY - 0.4%
2,035	Copart, Inc. *	206,471

	ELECTRICAL EQUIPMENT - 0.2%
1,457	Keysight Technologies, Inc. *	135,486

	HARDWARE - 2.0%
184	Apple, Inc.	56,950
2,646	FLIR Systems, Inc.	136,375
4,194	Garmin Ltd.	406,608
3,886	Hewlett Packard Enterprise Co	54,132
2,764	HP Inc	58,928
1,019	NetApp Inc	54,415
1,007	Seagate Technology PLC	57,389
889	Western Digital Corp	58,230
1,609	Xerox Holdings Corporation	57,232
559	Zebra Technologies Corp. *	133,612
		1,073,871
	HEALTH CARE FACILITIES & SERVICES - 0.1%
379	IQVIA Holdings, Inc. *	58,840

	HOME & OFFICE PRODUCTS - 0.8%
1,727	DR Horton, Inc.	102,238
1,548	Lennar Corp.	102,725
26	NVR, Inc. *	99,241
2,280	PulteGroup, Inc.	101,802
		406,006
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
423	Cboe Global Markets, Inc.	52,122
238	CME Group, Inc.	51,672
520	Intercontinental Exchange, Inc.	51,865
449	Nasdaq, Inc.	52,291
		207,950

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	INSURANCE - 0.8%
474	Aon PLC	$104,399
1,039	Arthur J Gallagher & Co.	106,570
909	Marsh & McLennan Cos, Inc.	101,681
485	Willis Towers Watson PLC	102,476
		415,126
	MEDICAL EQUIPMENT & DEVICES - 1.4%
275	Abbott Laboratories	23,964
131	Abiomed, Inc. *	24,404
705	Agilent Technologies, Inc.	58,205
270	Baxter International, Inc.	24,089
87	Becton Dickinson and Co.	23,941
570	Boston Scientific Corp. *	23,866
145	Danaher Corp.	23,326
105	Edwards Lifesciences Corp. *	23,085
452	Hologic, Inc. *	24,191
86	IDEXX Laboratories, Inc. *	23,307
181	Illumina, Inc. *	52,503
43	Intuitive Surgical, Inc. *	24,071
207	Medtronic PLC	23,896
77	Mettler-Toledo International, Inc. *	58,303
617	PerkinElmer, Inc.	57,060
148	ResMed, Inc.	23,528
166	STERIS PLC	25,014
115	Stryker Corp.	24,230
66	Teleflex, Inc.	24,520
186	Thermo Fisher Scientific, Inc.	58,253
171	Varian Medical Systems, Inc. *	24,037
260	Waters Corp. *	58,185
162	Zimmer Biomet Holdings, Inc.	23,960
		749,938
	REAL ESTATE - 1.5%
6,731	CBRE Group, Inc. *	410,928
5,670	Duke Realty Corp.	205,878
2,165	Prologis, Inc.	201,085
		817,891
	RETAIL - CONSUMER STAPLES - 1.5%
673	Costco Wholesale Corp.	205,615
884	Dollar General Corp.	135,614
1,585	Dollar Tree, Inc. *	138,006
1,211	Target Corp.	134,106
1,765	Walmart, Inc.	202,075
		815,416
	RETAIL - DISCRETIONARY - 1.5%
4,778	eBay, Inc.	404,649
895	Home Depot, Inc.	204,150
1,739	Lowe’s Cos, Inc.	202,141
		810,940

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	SEMICONDUCTORS - 0.7%
2,291	Applied Materials, Inc.	$132,855
785	KLA-Tencor Corp.	130,106
447	Lam Research Corp.	133,300
		396,261
	SOFTWARE - 1.5%
130	Adobe, Inc. *	45,648
165	ANSYS, Inc. *	45,264
233	Autodesk, Inc. *	45,866
633	Cadence Design Systems, Inc. *	45,646
378	Citrix Systems, Inc.	45,821
704	Fortinet, Inc. *	81,213
161	Intuit, Inc.	45,141
482	Microsoft Corp.	82,051
2,944	NortonLifeLock, Inc.	83,669
1,563	Oracle Corp.	81,979
142	Paycom Software, Inc. *	45,179
249	salesforce.com, Inc. *	45,395
244	ServiceNow, Inc. *	82,528
307	Synopsys, Inc. *	45,286
		820,686
	SPECIALTY FINANCE - 0.6%
299	Alliance Data Systems Corp.	30,734
217	Fidelity National Information Services, Inc.	31,174
264	Fiserv, Inc. *	31,313
100	FleetCor Technologies, Inc. *	31,523
160	Global Payments, Inc.	31,272
209	Jack Henry & Associates, Inc.	31,254
99	MasterCard, Inc. - Class A	31,278
274	PayPal Holdings, Inc. *	31,206
154	Visa, Inc. - Class A	30,641
1,161	The Western Union Co.	31,231
		311,626
	TECHNOLOGY SERVICES - 0.6%
183	Automatic Data Processing, Inc.	31,364
247	Broadridge Financial Solutions, Inc.	29,430
138	MarketAxess Holdings, Inc.	48,877
197	Moody’s Corp.	50,588
178	MSCI, Inc.	50,872
364	Paychex, Inc.	31,220
174	S&P Global, Inc.	51,109
		293,460
	TRANSPORTATION & LOGISTICS - 0.7%
1,339	CSX Corp.	102,219
610	Kansas City Southern	102,901
485	Norfolk Southern Corp.	100,982
569	Union Pacific Corp.	102,090
		408,192

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	UTILITIES - 1.5%
10,321	AES Corp.	$204,975
3,046	American Water Works Co., Inc.	414,865
5,605	NRG Energy, Inc.	206,768
		826,608

	TOTAL COMMON STOCKS (Cost $8,754,876)	10,604,994

	EXCHANGE TRADED FUNDS - 64.1%
	CONSERVATIVE ALLOCATION - 5.0%
26,787	Arrow Reserve Capital Management ETF # ##	2,683,790

	CORPORATE - 7.7%
15,716	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,060,210
23,464	iShares iBoxx High Yield Corporate Bond ETF	2,053,804
		4,114,014
	FIXED INCOME EMERGING MARKET - 3.9%
17,896	iShares JP Morgan USD Emerging Markets Bond ETF	2,075,578

	GLOBAL - 19.2%
54,497	Arrow Dogs of the World ETF # ##	2,454,545
283,617	Arrow DWA Country Rotation ETF # ##	7,810,415
		10,264,960
	GOVERNMENT- 10.2%
37,519	iShares 20+ Year Treasury Bond ETF	5,474,022

	INDEX RELATED - 3.8%
35,840	SPDR Bloomberg Barclays Convertible Securities ETF	2,051,482

	LARGE-CAP - 4.7%
13,468	Vanguard Growth ETF	2,530,233

	MID-CAP - 4.7%
15,630	Vanguard Mid-Cap Growth ETF	2,511,741

	REAL ESTATE - 4.9%
22,135	iShares Cohen & Steers REIT ETF	2,624,325

	TOTAL EXCHANGE TRADED FUNDS (Cost $32,922,039)	34,330,145

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

	Number of	Notional	Strike	Expiration
	Contracts	Amount	Price	Date	Value
PURCHASED PUT OPTIONS - 0.1%
S&P500 EMINI	120	$283,500	$2,350	3/20/2020	$9,300
S&P500 EMINI	240	547,500	2,400	3/20/2020	22,800
S&P500 EMINI	150	320,000	2,450	3/20/2020	16,500
S&P500 EMINI	50	153,125	2,500	3/20/2020	6,500
TOTAL PURCHASED PUT OPTIONS (Cost $1,304,125)					$55,100

	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
1,774,936	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 1.52% ^ (a) (Cost $1,774,936)	1,774,936

	TOTAL INVESTMENTS - 87.3% (Cost $44,755,976)	$46,765,175
	WRITTEN CALL OPTIONS - (3.1)% (Premiums Received - $393,875)	(1,643,000)
	OTHER ASSETS LESS LIABILITIES - 15.8%	8,473,607
	NET ASSETS - 100.0%	$53,595,782

	Number of	Notional	Strike	Expiration
	Contracts	Amount	Price	Date	Value
WRITTEN CALL OPTIONS - (3.1)%
S&P500 EMINI	170	$332,625	$3,100	3/20/2020	$1,411,000
S&P500 EMINI	50	61,250	3,200	3/20/2020	232,000
TOTAL WRITTEN CALL OPTIONS (Premiums Received $393,875)					$1,643,000

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a)	All or a portion of this security is pledged as collateral for swap agreements.

PLC - Public Limited Company

ADR - American Depositary Receipt

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
17	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-20	$2,743,800	$42,750
	Total Unrealized Gain from Open Long Future Contracts				$42,750

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
January 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$2,491,154	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/30/2021	$(82,083)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2020.

							Unrealized
Open Long Future							Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted %	(Depreciation)
19		2 YR T-Note	Mar-20	Morgan Stanley	$4,120,649	5.19%	$4,545
13		5 YR T-Note	Mar-20	Morgan Stanley	1,508,483	1.90%	3,213
9		Aussie 10YR Bond	Mar-20	Morgan Stanley	618	0.00%	637
27		Aussie 3 YR Bond	Mar-20	Morgan Stanley	1,828	0.00%	254
12		CAC Index	Feb-20	Morgan Stanley	782,677	0.99%	(8,938)
19		Canadian Dollar CME	Mar-20	Morgan Stanley	1,456,232	1.83%	(1,371)
8		CFE VIX	Mar-20	Morgan Stanley	133,218	0.17%	—
3		DAX Index	Mar-20	Morgan Stanley	908,847	1.14%	(10,794)
6		Emini NASDAQ	Mar-20	Morgan Stanley	1,152,807	1.45%	(27,974)
9		Emini S&P	Mar-20	Morgan Stanley	1,488,007	1.87%	(29,264)
0	*	EMINI Wednesday 1 Option	Feb-20	Morgan Stanley	13	0.00%	—
11		ERX BOBL	Mar-20	Morgan Stanley	1,661,367	2.09%	2,445
64		Euribor	Dec-21	Morgan Stanley	17,856,115	22.49%	4,503
8		Euro Bund	Mar-20	Morgan Stanley	1,606,272	2.02%	4,466
21		Euro Stoxx50	Mar-20	Morgan Stanley	840,950	1.06%	(9,315)
20		Eurodollars	Dec-21	Morgan Stanley	5,008,042	6.31%	2,509
12		FTSE Index	Mar-20	Morgan Stanley	1,125,027	1.42%	(15,214)
6		Gilts	Mar-20	Morgan Stanley	1,078,654	1.36%	1,850
0	*	Hang Seng Index	Feb-20	Morgan Stanley	34,087	0.04%	1,389
66		Mexican Peso CME	Mar-20	Morgan Stanley	1,734,535	2.18%	(4,606)
11		Mini DOW	Mar-20	Morgan Stanley	1,507,587	1.90%	(31,873)
3		OSK Nikkei	Mar-20	Morgan Stanley	570,621	0.72%	4,168
12		SFE SPI 200	Mar-20	Morgan Stanley	1,426,021	1.80%	2,600
56		Short Sterling	Dec-21	Morgan Stanley	9,240,037	11.64%	2,344
4		TOPIX Index	Mar-20	Morgan Stanley	570,519	0.72%	1,674
2		US 10 YR Notes	Mar-20	Morgan Stanley	324,304	0.41%	924
3		US T.Bond	Mar-20	Morgan Stanley	485,603	0.61%	1,830
							$(99,998)

Open Short Future
Contracts
(14)		Australian Dollar Cme	Mar-20	Morgan Stanley	(956,852)	1.21%	$1,608
(1)		British Pound Cme	Mar-20	Morgan Stanley	(41,668)	0.05%	(363)
(1)		Cfe Vix	Feb-20	Morgan Stanley	(24,821)	0.03%	—
(7)		Cfe Vix	Apr-20	Morgan Stanley	(124,079)	0.16%	—
(0	) *	EMINI Wednesday 1 Option	Feb-20	Morgan Stanley	(90)	0.00%	—
(86)		ERX 2 Bund	Mar-20	Morgan Stanley	(10,649,351)	13.41%	(2,897)
(10)		Eur/Usd Cme	Mar-20	Morgan Stanley	(1,444,150)	1.82%	(7,716)
(3)		Japan Govt Bond Ose	Mar-20	Morgan Stanley	(4,340,305)	5.47%	(2,617)
(16)		Japanese Yen CME	Mar-20	Morgan Stanley	(1,907,063)	2.40%	(7,388)
(6)		Swiss Franc Cme	Mar-20	Morgan Stanley	(794,209)	1.00%	(4,959)
							$(24,332)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 3.14%.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
January 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation
$2,896,560	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/30/2021	$39,641
	Net Unrealized Depreciation on Swap Contracts					$(42,442)

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %	(Depreciation)
22	Bean Oil	Mar-20	Morgan Stanley	$386,661	4.47%	$(8,690)
5	Brent Oil	Apr-20	Morgan Stanley	279,893	3.23%	(2,512)
19	Cocoa NY	Mar-20	Morgan Stanley	524,800	6.06%	(4,634)
0 *	Crude Oil	Apr-20	Morgan Stanley	21,289	0.25%	1
6	Gasoline Blendstock	Apr-20	Morgan Stanley	396,222	4.58%	(2,031)
3	Gold CMX	Apr-20	Morgan Stanley	523,305	6.05%	(268)
4	Live Cattle	Apr-20	Morgan Stanley	192,269	2.22%	(818)
1	Silver CMX	Mar-20	Morgan Stanley	55,650	0.64%	62
11	Sugar NY	Mar-20	Morgan Stanley	173,575	2.01%	153
24	Wheat	Mar-20	Morgan Stanley	652,981	7.55%	(8,086)
						$(26,823)

Open Short Future
Contracts
(13)	Beanmeal	Mar-20	Morgan Stanley	(371,618)	4.29%	684
(1)	Coffee NY	Mar-20	Morgan Stanley	(51,537)	0.60%	(577)
(15)	Corn	Mar-20	Morgan Stanley	(282,699)	3.27%	(1,319)
(2)	Cotton	Mar-20	Morgan Stanley	(81,681)	0.94%	1,870
(3)	Gas Oil LDN	Apr-20	Morgan Stanley	(139,727)	1.61%	2,240
(3)	Heating Oil	Apr-20	Morgan Stanley	(215,171)	2.49%	1,694
(2)	Hi Grade Copper	Mar-20	Morgan Stanley	(110,168)	1.27%	443
(7)	KCBT Red Wheat	Mar-20	Morgan Stanley	(155,806)	1.80%	1,867
(10)	Lean Hogs	Apr-20	Morgan Stanley	(238,534)	2.76%	16,877
(20)	Natural Gas	Apr-20	Morgan Stanley	(384,582)	4.44%	(2,857)
(12)	Soybeans	Mar-20	Morgan Stanley	(518,918)	6.00%	1,891
						$22,813

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 33.47%.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 90.7%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,266

	FINANCIAL - 9.4%
348,094	Financial Select Sector SPDR Fund	10,428,896

	HEALTH CARE - 9.8%
109,172	Health Care Select Sector SPDR Fund	10,823,312

	JAPAN - 9.3%
179,130	iShares MSCI Japan ETF	10,344,757

	LARGE-CAP - 50.2%
187,773	Invesco S&P 500 Low Volatility ETF	11,260,747
112,407	iShares Edge MSCI USA Quality Factor ETF	11,275,546
84,822	iShares S&P 500 Value ETF	10,739,313
89,807	Vanguard Dividend Appreciation ETF	11,259,104
105,981	WisdomTree US Total Dividend Fund	10,972,214
		55,506,924
	TECHNOLOGY - 11.9%
137,570	Technology Select Sector SPDR Fund	13,114,548

	TOTAL EXCHANGE TRADED FUNDS (Cost $96,169,557)	100,358,703

	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
7,631,599	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 1.74% * ++ (Cost $7,631,599)	7,631,599

	TOTAL INVESTMENTS - 97.6% (Cost $103,801,156)	$107,990,302
	OTHER ASSETS LESS LIABILITIES - 2.4%	2,649,432
	NET ASSETS - 100.0%	$110,639,734

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
57	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-21	$9,200,370	$144,210
	Total Unrealized Gain from Open Long Future Contracts				$144,210

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 21.6%
	CONSERVATIVE ALLOCATION - 21.6%
14,667	Arrow Reserve Capital Management ETF + (Cost $1,467,411)	$1,469,464

	MUTUAL FUND - 35.0%
	ASSET-BACKED SECURITIES - 35.0%
181,060	AlphaCentric Income Opportunities Fund - Class I (Cost $2,260,984)	2,382,743

	SHORT TERM INVESTMENT - 27.9%
	MONEY MARKET FUND - 27.9%
1,894,096	Fidelity Investments Money Market Funds Government Portfolio - Class I, to yield 1.52% ^ (Cost - $1,894,096)	1,894,096

	TOTAL INVESTMENTS - 84.5% (Cost $5,622,491)	5,746,303
	OTHER ASSETS LESS LIABILITIES - 15.5%	1,052,598
	NET ASSETS - 100.0%	$6,798,901

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

+	Affiliated Exchange Traded Fund

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

FUTURES CONTRACT

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Loss
7	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Mar-20	$1,355,816	$(7,437)
	Unrealized Loss from Short Futures Contracts				$(7,437)

CREDIT DEFAULT SWAP CONTRACT ^

Notional Value at			Fixed Rate		Unrealized
January 31, 2020	Description	Counterparty	Paid	Maturity Date	Appreciation (1)
$1,900,000	Exchange Traded Credit Default Swap to Buy Protection - CDX.NA.HY.33 Index	Goldman Sachs	5.00% of the Notional Value	12/20/2024	5,450

	Net Unrealized Appreciation on Swap Contracts				$5,450

^	All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1)	Consists of premium received of $165,461 and current liability value of $160,011. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 48.3%
	CONSERVATIVE ALLOCATION - 48.3%
476,410	Arrow Reserve Capital Management ETF + ## (Cost $47,729,810)	$47,731,540

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
4,913,576	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 1.52% * ++	4,913,576
	TOTAL SHORT-TERM INVESTMENT (Cost $4,913,576)

	TOTAL INVESTMENTS - 53.3% (Cost $52,643,386)	$52,645,116
	OTHER ASSETS LESS LIABILITIES - 46.7%	46,211,851
	NET ASSETS - 100.0%	$98,856,967

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

##	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate	Maturity	Unrealized
January 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Date	Depreciation
$46,895,766	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/30/2021	$(1,545,248)
	Total Net Unrealized Depreciation on Financial Index Swap Contract					$(1,545,248)

The following table represents the individual positions and related values within the financial index swap as of January 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %	(Depreciation)
359	2 YR T-Note	Mar-20	Morgan Stanley	$77,570,821	5.19%	$85,551
236	5 YR T-Note	Mar-20	Morgan Stanley	28,397,040	1.90%	60,485
176	Aussie 10YR Bond	Mar-20	Morgan Stanley	11,642	0.00%	11,984
518	Aussie 3 YR Bond	Mar-20	Morgan Stanley	34,419	0.00%	4,788
229	CAC Index	Feb-20	Morgan Stanley	14,733,812	0.99%	(168,256)
363	Canadian Dollar CME	Mar-20	Morgan Stanley	27,413,418	1.83%	(25,806)
141	CFE VIX	Mar-20	Morgan Stanley	2,507,807	0.17%	—
47	DAX Index	Mar-20	Morgan Stanley	17,108,958	1.14%	(203,197)
121	Emini NASDAQ	Mar-20	Morgan Stanley	21,701,478	1.45%	(526,610)
174	Emini S&P	Mar-20	Morgan Stanley	28,011,593	1.87%	(550,898)
4	EMINI Wednesday 1 Option	Feb-20	Morgan Stanley	247	0.00%	—
209	ERX BOBL	Mar-20	Morgan Stanley	31,275,081	2.09%	46,027
1,207	Euribor	Dec-21	Morgan Stanley	336,139,624	22.49%	84,777
156	Euro Bund	Mar-20	Morgan Stanley	30,237,915	2.02%	84,074
392	Euro Stoxx50	Mar-20	Morgan Stanley	15,830,798	1.06%	(175,359)
382	Eurodollars	Dec-21	Morgan Stanley	94,275,908	6.31%	47,230
222	FTSE Index	Mar-20	Morgan Stanley	21,178,521	1.42%	(286,392)
114	Gilts	Mar-20	Morgan Stanley	20,305,558	1.36%	34,826
4	Hang Seng Index	Feb-20	Morgan Stanley	641,676	0.04%	26,153
1,240	Mexican Peso CME	Mar-20	Morgan Stanley	32,652,445	2.18%	(86,710)
201	Mini DOW	Mar-20	Morgan Stanley	28,380,173	1.90%	(600,013)
50	OSK Nikkei	Mar-20	Morgan Stanley	10,741,892	0.72%	78,461
231	SFE SPI 200	Mar-20	Morgan Stanley	26,844,701	1.80%	48,940
1,060	Short Sterling	Dec-21	Morgan Stanley	173,942,799	11.64%	44,121
69	TOPIX Index	Mar-20	Morgan Stanley	10,739,964	0.72%	31,523
47	US 10 YR Notes	Mar-20	Morgan Stanley	6,104,986	0.41%	17,395
56	US T.Bond	Mar-20	Morgan Stanley	9,141,427	0.61%	34,449
						$(1,882,457)

Open Short Future
Contracts
(269)	Australian Dollar Cme	Mar-20	Morgan Stanley	(18,012,638)	1.21%	$30,266
(9)	British Pound Cme	Mar-20	Morgan Stanley	(784,395)	0.05%	(6,841)
(26)	Cfe Vix	Feb-20	Morgan Stanley	(467,254)	0.03%	—
(131)	Cfe Vix	Apr-20	Morgan Stanley	(2,335,771)	0.16%	—
(4)	EMINI Wednesday 1 Option	Feb-20	Morgan Stanley	(1,690)	0.00%	—
(1,612)	ERX 2 Bund	Mar-20	Morgan Stanley	(200,472,991)	13.41%	(54,531)
(196)	Eur/Usd Cme	Mar-20	Morgan Stanley	(27,185,987)	1.82%	(145,251)
(58)	Japan Govt Bond Ose	Mar-20	Morgan Stanley	(81,705,812)	5.47%	(49,260)
(311)	Japanese Yen CME	Mar-20	Morgan Stanley	(35,900,269)	2.40%	(139,079)
(115)	Swiss Franc Cme	Mar-20	Morgan Stanley	(14,950,916)	1.00%	(93,347)
						$(458,043)

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 3.14%.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

COMMODITY INDEX SWAP ++
						Unrealized
Notional Value at				Variable Rate	Maturity	Appreciation
January 31, 2020	Description	Counterparty	Fixed Rate Paid	Received	Date	(Depreciation)
$53,354,522	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/30/2021	$730,207
	Total Net Unrealized Depreciation on Swap Contracts					$(815,041)

++	All or a portion of these contracts are holdings of the Arrow MFT Fund Limited.

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2020.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted %	(Depreciation)
396	Bean Oil	Mar-20	Morgan Stanley	$7,122,291	4.47%	$(160,059)
91	Brent Oil	Apr-20	Morgan Stanley	5,155,627	3.23%	(46,269)
348	Cocoa NY	Mar-20	Morgan Stanley	9,666,790	6.06%	(85,360)
8	Crude Oil	Apr-20	Morgan Stanley	392,151	0.25%	14
104	Gasoline Blendstock	Apr-20	Morgan Stanley	7,298,388	4.58%	(37,409)
61	Gold CMX	Apr-20	Morgan Stanley	9,639,255	6.05%	(4,940)
74	Live Cattle	Apr-20	Morgan Stanley	3,541,591	2.22%	(15,068)
11	Silver CMX	Mar-20	Morgan Stanley	1,025,070	0.64%	1,138
195	Sugar NY	Mar-20	Morgan Stanley	3,197,244	2.01%	2,814
434	Wheat	Mar-20	Morgan Stanley	12,027,894	7.55%	(148,943)
						$(494,082)

Open Short Future
Contracts
(13)	Beanmeal	Mar-20	Morgan Stanley	(6,845,182)	4.29%	12,605
(1)	Coffee NY	Mar-20	Morgan Stanley	(949,301)	0.60%	(10,629)
(15)	Corn	Mar-20	Morgan Stanley	(5,207,301)	3.27%	(24,293)
(2)	Cotton	Mar-20	Morgan Stanley	(1,504,569)	0.94%	34,449
(3)	Gas Oil LDN	Apr-20	Morgan Stanley	(2,573,773)	1.61%	41,256
(3)	Heating Oil	Apr-20	Morgan Stanley	(3,963,451)	2.49%	31,194
(2)	Hi Grade Copper	Mar-20	Morgan Stanley	(2,029,282)	1.27%	8,168
(7)	KCBT Red Wheat	Mar-20	Morgan Stanley	(2,869,944)	1.80%	34,390
(10)	Lean Hogs	Apr-20	Morgan Stanley	(4,393,786)	2.76%	310,869
(20)	Natural Gas	Apr-20	Morgan Stanley	(7,083,978)	4.44%	(52,622)
(12)	Soybeans	Mar-20	Morgan Stanley	(9,558,457)	6.00%	34,834
						$420,221

+	Above totals do not foot to 100% due to cash balances contained in the custom basket’s net assets representing 33.47%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2020

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$31,286,876	$103,660,996	$4,155,080	$4,913,576
Affiliated companies, At cost	13,469,100	140,160	1,467,411	47,729,810
Investments, At cost	$44,755,976	$103,801,156	$5,622,491	$52,643,386
Unaffiliated companies, At value	$33,816,425	$107,850,036	$4,276,839	$4,913,576
Affiliated companies, At value	12,948,750	140,266	1,469,464	47,731,540
Investments, At value	$46,765,175	$107,990,302	$5,746,303	$52,645,116
Cash held as collateral with custodian for swaps	821,147	—	101,825	49,063,736
Deposits with brokers:
Futures	1,224,281	2,085,206	631,696	—
Options	4,431,568	—	—	—
Swaps	2,271,137	—	182,944	—
Unrealized appreciation on swap contracts	39,641	—	5,450	730,207
Variation margin - due from broker	42,750	144,210	—	—
Receivable for Fund shares sold	2,850	171,649	2,120	112,176
Receivable for securities sold	6,815,057	549,742	—	—
Dividends and interest receivable	8,522	13,906	14,201	58,375
Swap Premiums Paid	—	—	154,114	—
Prepaid expenses and other assets	34,092	46,574	31,363	51,587
TOTAL ASSETS	62,456,220	111,001,589	6,870,016	102,661,197

LIABILITIES
Options written, at value (Premium Received $393,875)	1,643,000	—	—	—
Unrealized depreciation on swap contracts	82,083	—	—	1,545,248
Due to custodian	761,350	—	—	1,898,258
Payable for investments purchased	6,159,306	—	—	—
Payable for Fund shares repurchased	44,587	63,518	6,006	124,601
Variation margin - due to broker	—	—	7,437	—
Investment advisory fees payable	43,650	96,373	4,468	75,226
Distribution (12b-1) fees payable	16,132	25,685	—	5,737
Payable to related parties	65,369	116,999	19,836	118,233
Accrued expenses and other liabilities	44,961	59,280	33,368	36,927
TOTAL LIABILITIES	8,860,438	361,855	71,115	3,804,230
NET ASSETS	$53,595,782	$110,639,734	$6,798,901	$98,856,967

Net Assets Consist Of:

Paid in capital	$48,933,737	$99,976,707	$7,778,843	$106,892,010
Accumulated Earnings (Deficit)	4,662,045	10,663,027	(979,942)	(8,035,043)
NET ASSETS	$53,595,782	$110,639,734	$6,798,901	$98,856,967

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2020

				Arrow
				Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$25,993,884	$20,174,621	$1,219,854	$9,668,035
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,238,892	2,088,934	161,115	1,522,488
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.61	$9.66	$7.57	$6.35
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.32	$10.25	$8.03	$6.74

Class C Shares:
Net Assets	$19,688,475	$28,450,837	$633,377	$3,115,684
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,835,291	3,185,943	88,433	517,760
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.73	$8.93	$7.16	$6.02

Institutional Class Shares:
Net Assets	$7,913,423	$62,014,276	$4,945,670	$86,073,248
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	670,410	6,385,544	645,630	13,415,932
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.80	$9.71	$7.66	$6.42

(a)	For each of the Funds, except Arrow Dynamic Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2020

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$404,253	$1,111,105	$131,860	$62,840
Dividends from affiliated companies	159,610	1,529	39,085	518,831
Interest	46,865	110,008	46,098	599,488
TOTAL INVESTMENT INCOME	610,728	1,222,642	217,043	1,181,159

EXPENSES
Investment advisory fees	299,375	586,743	41,421	495,586
Distribution (12b-1) fees, Class C	109,014	151,515	4,399	20,164
Distribution (12b-1) fees, Class A	34,991	28,777	1,707	14,199
Third Party Administrative Servicing Fees	29,527	57,436	5,469	21,881
Administrative services fees	28,696	48,506	7,599	50,411
Registration fees	27,650	27,650	26,143	27,650
Professional fees	21,499	24,483	13,178	20,964
Transfer agent fees	18,089	29,933	9,280	37,735
Accounting services fees	12,565	23,838	3,115	25,361
Printing and postage expenses	11,060	16,589	3,288	10,054
Custodian fees	8,954	8,506	4,656	12,059
Compliance officer fees	2,340	5,464	435	5,726
Trustees’ fees and expenses	2,099	2,392	2,714	2,955
Insurance expense	1,709	3,267	567	2,263
Other expenses	1,260	1,258	1,260	1,258
TOTAL EXPENSES	608,828	1,016,357	125,231	748,266
Less: Fees waived	(3,600)	(23)	(772)	(11,954)
NET EXPENSES	605,228	1,016,334	124,459	736,312

NET INVESTMENT INCOME	5,500	206,308	92,584	444,847

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	3,119,114	7,240,656	(13,317)	20,033
Security transactions, affiliated companies	(719,006)	—	8,076	—
Futures contracts	364,987	(283,901)	496,037	—
Swap contracts	(254,438)	—	45,699	(5,093,851)
Options written	(533,400)	—		—
	1,977,257	6,956,755	536,495	(5,073,818)
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	(1,930,115)	(3,022,120)	99,512	23,204
Securities, affiliated companies	712,580	(175)	(17,734)	(58,389)
Futures contracts	(116,768)	144,210	(48,687)	—
Swap contracts	(119,176)	—	32,283	(2,138,841)
Written Options	(937,545)	—	—	—
	(2,391,024)	(2,878,085)	65,374	(2,174,026)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(413,767)	4,078,670	601,869	(7,247,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(408,267)	$4,284,978	$694,453	$(6,802,997)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$5,500	$68,305
Net realized gain from securities, futures transactions, and swap contracts	1,977,257	2,271,006
Net change in unrealized depreciation of securities, futures contracts, written options and swap contracts	(2,391,024)	(2,904,141)
Net decrease in net assets resulting from operations	(408,267)	(564,830)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(531,470)	(2,149,514)
Class C	(182,787)	(3,046,461)
Institutional Class	(216,759)	(1,046,865)
Net decrease in net assets from distributions to shareholders	(931,016)	(6,242,840)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	993,214	6,988,534
Class C	639,166	548,356
Institutional Class	708,949	6,808,430
Net asset value of shares issued in reinvestment of distributions:
Class A	482,056	1,888,758
Class C	175,195	2,768,528
Institutional Class	205,590	977,486
Redemption fee proceeds:
Class A	1	25
Class C	—	27
Institutional Class	—	8
Payments for shares redeemed:
Class A	(4,611,695)	(14,874,033)
Class C	(4,285,555)	(19,049,638)
Institutional Class	(3,443,587)	(7,032,050)
Net decrease in net assets from shares of beneficial interest	(9,136,666)	(20,975,569)

TOTAL DECREASE IN NET ASSETS	(10,475,949)	(27,783,239)

NET ASSETS
Beginning of Period	64,071,731	91,854,970
End of Period	$53,595,782	$64,071,731

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
SHARE ACTIVITY - Class A
Shares Sold	84,467	594,355
Shares Reinvested	41,664	178,185
Shares Redeemed	(390,711)	(1,247,334)
Net decrease in shares of beneficial interest outstanding	(264,580)	(474,794)
SHARE ACTIVITY - Class C
Shares Sold	58,469	51,755
Shares Reinvested	16,373	283,661
Shares Redeemed	(395,918)	(1,764,659)
Net decrease in shares of beneficial interest outstanding	(321,076)	(1,429,243)
SHARE ACTIVITY - Institutional Class
Shares Sold	58,638	560,079
Shares Reinvested	17,482	90,760
Shares Redeemed	(288,893)	(595,457)
Net increase (decrease) in shares of beneficial interest outstanding	(212,773)	55,382

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$206,308	$266,261
Net realized gain from security and futures transactions	6,956,755	419,309
Net change in unrealized depreciation of securities and futures contracts	(2,878,085)	(9,719,978)
Net increase/(decrease) in net assets resulting from operations	4,284,978	(9,034,408)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,316,461)	(1,100,038)
Class C	(1,778,148)	(1,530,685)
Institutional Class	(4,263,848)	(2,852,344)
Net decrease in net assets from distributions to shareholders	(7,358,457)	(5,483,067)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,270,526	3,969,127
Class C	292,056	1,350,894
Institutional Class	6,531,737	14,471,795
Net asset value of shares issued in reinvestment of distributions:
Class A	1,129,944	957,172
Class C	1,695,730	1,455,365
Institutional Class	4,141,521	2,775,833
Redemption fee proceeds:
Class A	1	154
Class C	4	6
Institutional Class	—	1,741
Payments for shares redeemed:
Class A	(7,162,447)	(15,274,461)
Class C	(4,483,869)	(13,640,311)
Institutional Class	(10,382,013)	(36,376,017)
Net decrease in net assets from shares of beneficial interest	(6,966,810)	(40,308,702)

TOTAL DECREASE IN NET ASSETS	(10,040,289)	(54,826,177)

NET ASSETS
Beginning of Period	120,680,023	175,506,200
End of Period	$110,639,734	$120,680,023

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
SHARE ACTIVITY - Class A
Shares Sold	126,620	377,547
Shares Reinvested	116,971	107,849
Shares Redeemed	(706,687)	(1,554,191)
Net decrease in shares of beneficial interest outstanding	(463,096)	(1,068,795)
SHARE ACTIVITY - Class C
Shares Sold	31,783	141,621
Shares Reinvested	189,679	176,390
Shares Redeemed	(477,247)	(1,492,470)
Net decrease in shares of beneficial interest outstanding	(255,785)	(1,174,459)
SHARE ACTIVITY - Institutional Class
Shares Sold	640,176	1,455,224
Shares Reinvested	426,521	310,889
Shares Redeemed	(1,036,514)	(3,726,184)
Net increase (decrease) in shares of beneficial interest outstanding	30,183	(1,960,071)

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$92,584	$702,001
Net realized gain (loss) from security transactions, futures contracts and swap contracts	536,495	(1,341,718)
Net change in unrealized appreciation of securities, futures contracts and swap contracts	65,374	335,106
Net increase/(decrease) in net assets resulting from operations	694,453	(304,611)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(70,207)	(42,255)
Class C	(36,498)	(23,911)
Institutional Class	(308,177)	(517,387)
Net decrease in net assets from distributions to shareholders	(414,882)	(583,553)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,995	560,808
Class C	112,238	70,722
Institutional Class	299,412	2,628,672
Net asset value of shares issued in reinvestment of distributions:
Class A	63,245	32,956
Class C	32,282	23,423
Class I	295,931	508,416
Payments for shares redeemed:
Class A	(411,605)	(1,499,164)
Class C	(822,856)	(341,688)
Institutional Class	(12,295,638)	(12,128,808)
Net decrease in net assets from shares of beneficial interest	(12,711,996)	(10,144,663)

TOTAL DECREASE IN NET ASSETS	(12,432,425)	(11,032,827)

NET ASSETS
Beginning of Period	19,231,326	30,264,153
End of Period	$6,798,901	$19,231,326

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
SHARE ACTIVITY - Class A
Shares Sold	1,655	71,358
Shares Reinvested	8,290	4,239
Shares Redeemed	(53,103)	(191,668)
Net decrease in shares of beneficial interest outstanding	(43,158)	(116,071)
SHARE ACTIVITY - Class C
Shares Sold	15,379	9,437
Shares Reinvested	4,466	3,173
Shares Redeemed	(111,357)	(46,113)
Net decrease in shares of beneficial interest outstanding	(91,512)	(33,503)
SHARE ACTIVITY - Institutional Class
Shares Sold	38,181	332,559
Shares Reinvested	38,289	64,779
Shares Redeemed	(1,552,099)	(1,557,150)
Net decrease in shares of beneficial interest outstanding	(1,475,629)	(1,159,812)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$444,847	$1,009,437
Net realized gain (loss) from security transactions, futures contracts and swap contracts	(5,073,818)	11,033,848
Net change in unrealized appreciation (depreciation) of securities, future contracts and swap contracts	(2,174,026)	1,738,908
Net increase/(decrease) in net assets resulting from operations	(6,802,997)	13,782,193

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,200,178)	(2,469,880)
Class C	(430,061)	(651,141)
Class I	(10,713,448)	(12,581,265)
Net decrease in net assets from distributions to shareholders	(12,343,687)	(15,702,286)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,349,617	7,608,195
Class C	507,998	579,392
Institutional Class	20,109,697	40,220,893
Net asset value of shares issued in reinvestment of distributions:
Class A	1,184,086	2,190,197
Class C	382,481	610,664
Class I	10,143,343	12,046,587
Redemption fee proceeds:
Class A	129	552
Class C	—	—
Institutional Class	1,826	775
Payments for shares redeemed:
Class A	(3,573,849)	(21,657,437)
Class C	(1,465,366)	(2,237,400)
Institutional Class	(38,126,151)	(20,765,508)
Net increase (decrease) in net assets from shares of beneficial interest	(9,486,189)	18,596,910

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,632,873)	16,676,817

NET ASSETS
Beginning of Period	127,489,840	110,813,023
End of Period	$98,856,967	$127,489,840

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
SHARE ACTIVITY - Class A
Shares Sold	354,952	1,171,057
Shares Reinvested	3,055	336,144
Shares Redeemed	(535,780)	(3,145,118)
Net decrease in shares of beneficial interest outstanding	(177,773)	(1,637,917)
SHARE ACTIVITY - Class C
Shares Sold	81,778	86,596
Shares Reinvested	54,562	97,692
Shares Redeemed	(239,206)	(334,243)
Net decrease in shares of beneficial interest outstanding	(102,866)	(149,955)
SHARE ACTIVITY - Institutional Class
Shares Sold	4,256,666	5,763,105
Shares Reinvested	35,570	1,823,991
Shares Redeemed	(5,750,435)	(3,053,487)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,458,199)	4,533,609

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.91		$12.84	$13.03	$12.88	$13.59	$14.65
Activity from investment operations:
Net investment income (1)	0.01		0.04	0.03	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.07)		0.00 (3)	0.71	0.13 (6)	(0.02)	0.67
Total from investment operations	(0.06)		0.04	0.74	0.15	(0.01)	0.69
Paid-in-capital from redemption fees (3)	—		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.09)		—	—	—	—	(0.09)
Net realized gains	(0.15)		(0.97)	(0.93)	—	(0.70)	(1.66)
Total distributions	(0.24)		(0.97)	(0.93)	—	(0.70)	(1.75)
Net asset value, end of period	$11.61		$11.91	$12.84	$13.03	$12.88	$13.59
Total return (2)	(0.51	)% (9)	1.22%	5.69%	1.16%	0.12%	4.89%
Net assets, end of period (000s)	$25,994		$29,818	$38,242	$47,343	$69,000	$96,648
Ratio of gross expenses to average net assets (4)(7)	1.80	% (8)	1.73%	1.60%	1.56%	1.55%	1.51%
Ratio of net expenses to average net assets (4)	1.79	% (8)	1.72%	1.57%	1.51%	1.55%	1.51%
Ratio of net investment income to average net assets (4)(5)	0.24	% (8)	0.34%	0.19%	0.17%	0.70%	0.17%
Portfolio Turnover Rate	68	% (9)	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.92		$11.95	$12.27	$12.22	$13.03	$14.11
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.04)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.06)		(0.02)	0.68	0.12 (6)	(0.03)	0.64
Total from investment operations	(0.09)		(0.06)	0.61	0.05	(0.11)	0.56
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.09)		—	—	—	—	—
Net realized gains	(0.01)		(0.97)	(0.93)	—	(0.70)	(1.64)
Total distributions	(0.10)		(0.97)	(0.93)	—	(0.70)	(1.64)
Net asset value, end of period (000s)	$10.73		$10.92	$11.95	$12.27	$12.22	$13.03
Total return (2)	(0.85	)% (9)	0.43%	4.95%	0.41%	(0.67)%	4.11%
Net assets, end of period	$19,688		$23,547	$42,837	$55,091	$81,689	$101,044
Ratio of gross expenses to average net assets (4)(7)	2.55	% (8)	2.48%	2.35%	2.31%	2.30%	2.26%
Ratio of net expenses to average net assets (4)	2.54	% (8)	2.47%	2.32%	2.26%	2.30%	2.26%
Ratio of net investment loss to average net assets (4)(5)	(0.50	)% (8)	(0.35)%	(0.55)%	(0.57)%	(0.66)%	(0.59)%
Portfolio Turnover Rate	68	% (9)	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.12		$13.02	$13.16	$12.98	$13.66	$14.73
Activity from investment operations:
Net investment income (1)	0.03		0.09	0.06	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.08)		(0.02)	0.73	0.13 (6)	(0.02)	0.66
Total from investment operations	(0.05)		0.07	0.79	0.18	0.02	0.72
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.09)		—	—	—	—	(0.08)
Net realized gains	(0.18)		(0.97)	(0.93)	—	(0.70)	(1.71)
Total distributions	(0.27)		(0.97)	(0.93)	—	(0.70)	(1.79)
Net asset value, end of period	$11.80		$12.12	$13.02	$13.16	$12.98	$13.66
Total return (2)	(0.38	)% (9)	1.44%	6.02%	1.39%	0.35%	5.12%
Net assets, end of period (000s)	$7,913		$10,707	$10,776	$14,699	$22,872	$35,142
Ratio of gross expenses to average net assets (4)(7)	1.55	% (8)	1.48%	1.35%	1.31%	1.30%	1.26%
Ratio of net expenses to average net assets (4)	1.54	% (8)	1.47%	1.32%	1.26%	1.30%	1.26%
Ratio of net investment income to average net assets (4)(5)	0.52	% (8)	0.74%	0.44%	0.43%	0.31%	0.42%
Portfolio Turnover Rate	68	% (9)	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.94		$10.77	$10.70	$10.41	$11.01	$10.24
Activity from investment operations:
Net investment income (1)	0.02		0.02	0.00 (3)	0.06	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.35		(0.49)	1.07	0.54	(0.02)	0.79
Total from investment operations	0.37		(0.47)	1.07	0.60	0.01	0.82
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.56)		—	(0.01)	(0.17)	—	—
Net realized gains	(0.09)		(0.36)	(0.99)	(0.14)	(0.61)	(0.05)
Total distributions	(0.65)		(0.36)	(1.00)	(0.31)	(0.61)	(0.05)
Net asset value, end of period	$9.66		$9.94	$10.77	$10.70	$10.41	$11.01
Total return (2)	3.75	% (8)	(3.93)%	10.23%	5.92%	0.42%	7.99%
Net assets, end of period (000s)	$20,175		$25,373	$39,007	$39,848	$54,137	$74,537
Ratio of gross expenses to average net assets (4)(6)	1.68	% (7)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net expenses to average net assets (4)	1.68	% (7)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net investment income to average net assets (4)(5)	0.40	% (7)	0.22%	0.01%	0.56%	0.30%	0.24%
Portfolio Turnover Rate	78	% (8)	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.20		$10.08	$10.13	$9.87	$10.55	$9.86
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.05)	(0.08)	(0.02)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.33		(0.47)	1.02	0.51	(0.03)	0.77
Total from investment operations	0.31		(0.52)	0.94	0.49	(0.07)	0.72
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.56)		—	—	(0.09)	—	—
Net realized gains	(0.02)		(0.36)	(0.99)	(0.14)	(0.61)	(0.03)
Total distributions	(0.58)		(0.36)	(0.99)	(0.23)	(0.61)	(0.03)
Net asset value, end of period	$8.93		$9.20	$10.08	$10.13	$9.87	$10.55
Total return (2)	3.33	% (8)	(4.71)%	9.46%	5.15%	(0.34)%	7.25%
Net assets, end of period (000s)	$28,451		$31,671	$46,510	$52,682	$61,576	$69,749
Ratio of gross expenses to average net assets (4)(6)	2.43	% (7)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net expenses to average net assets (4)	2.43	% (7)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.34	)% (7)	(0.49)%	(0.80)%	(0.21)%	(0.40)%	(0.53)%
Portfolio Turnover Rate	78	% (8)	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2020		July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2019		2018	2017	2016	2015
Net asset value, beginning of period	$10.01		$10.82		$10.75	$10.46	$11.03	$10.26
Activity from investment operations:
Net investment income (1)	0.03		0.05		0.02	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.35		(0.50)		1.08	0.55	(0.03)	0.80
Total from investment operations	0.38		(0.45)		1.10	0.63	0.04	0.85
Paid-in-capital from redemption fees (5)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.56)		(0.00	) (5)	(0.04)	(0.20)	—	(0.01)
Net realized gains	(0.12)		(0.36)		(0.99)	(0.14)	(0.61)	(0.07)
Total distributions	(0.68)		(0.36)		(1.03)	(0.34)	(0.61)	(0.08)
Net asset value, end of period	$9.71		$10.01		$10.82	$10.75	$10.46	$11.03
Total return (2)	3.82	% (8)	(3.69)%		10.47%	6.20%	0.70%	8.28%
Net assets, end of period (000s)	$62,014		$63,635		$89,990	$93,955	$115,506	$107,510
Ratio of gross expenses to average net assets (3)(6)	1.43	% (7)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net expenses to average net assets (3)	1.43	% (7)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net investment income to average net assets (3)(4)	0.66	% (7)	0.51%		0.22%	0.77%	0.64%	0.48%
Portfolio Turnover Rate	78	% (8)	183%		108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year
	Ended		Ended	Ended	Ended	Year	Year
	January 31, 2020		July 31,	July 31,	July 31,	Ended	Ended
	(Unaudited)		2019	2018	2017	July 31,	July 31,
Class A Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of period	$7.64		$7.89	$8.80	$8.89	$8.19	$7.93
Activity from investment operations:
Net investment income (1)	0.06		0.20	0.17	0.17	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.29		(0.28)	(0.27)	0.14	0.71	0.26
Total from investment operations	0.35		(0.08)	(0.10)	0.31	0.74	0.32
Paid-in-capital from redemption fees	—		—	—	—	0.00 (4)	—
Less distributions from:
Net investment income	(0.42)		(0.17)	(0.17)	(0.37)	(0.04)	(0.06)
Net realized gains	—		—	(0.56)	(0.03)	—	—
Return of capital	—		—	(0.08)	—	—	—
Total distributions	(0.42)		(0.17)	(0.81)	(0.40)	(0.04)	(0.06)
Net asset value, end of period	$7.57		$7.64	$7.89	$8.80	$8.89	$8.19
Total return (2)	4.68	% (8)	(1.08)%	(1.09)%	3.39%	9.10%	4.03%
Net assets, end of period (000s)	$1,220		$1,561	$2,528	$9,075	$14,835	$7,954
Ratio of gross expenses to average net assets (3)(5)	2.37	% (7)	1.75%	1.58%	1.33%	1.26%	1.65%
Ratio of net expenses to average net assets (5)	2.36	% (7)	1.72%	1.54%	1.32%	1.26%	1.63%
Ratio of net investment income to average net assets (5)(6)	1.56	% (7)	2.52%	2.08%	1.87%	0.38%	0.73%
Portfolio Turnover Rate	0	% (8)	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year
	Ended		Ended	Ended	Ended	Year	Year
	January 31, 2020		July 31,	July 31,	July 31,	Ended	Ended
	(Unaudited)		2019	2018	2017	July 31,	July 31,
Class C Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of period	$7.25		$7.50	$8.41	$8.52	$7.89	$7.67
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.13	0.10	0.11	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	0.23		(0.26)	(0.26)	0.11	0.68	0.25
Total from investment operations	0.30		(0.13)	(0.16)	0.22	0.65	0.25
Less distributions from:
Net investment income	(0.39)		(0.12)	(0.14)	(0.30)	(0.02)	(0.03)
Net realized gains	—		—	(0.56)	(0.03)	—	—
Return of capital	—		—	(0.05)	—	—	—
Total distributions	(0.39)		(0.12)	(0.75)	(0.33)	(0.02)	(0.03)
Net asset value, end of period	$7.16		$7.25	$7.50	$8.41	$8.52	$7.89
Total return (2)	4.36	% (8)	(1.72)%	(1.81)%	2.58%	8.30%	3.22%
Net assets, end of period (000s)	$633		$1,304	$1,601	$2,514	$2,277	$1,382
Ratio of gross expenses to average net assets (3)(5)	3.12	% (7)	2.50%	2.33%	2.08%	2.01%	2.40%
Ratio of net expenses to average net assets (5)	3.11	% (7)	2.47%	2.29%	2.07%	2.01%	2.38%
Ratio of net investment income (loss) to average net assets (5)(6)	0.76	% (7)	1.73%	1.32%	1.35%	(0.34)%	(0.04)%
Portfolio Turnover Rate	0	% (8)	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year
	Ended		Ended	Ended	Ended	Year	Year
	January 31, 2020		July 31,	July 31,	July 31,	Ended	Ended
	(Unaudited)		2019	2018	2017	July 31,	July 31,
Institutional Class Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of period	$7.72		$7.97	$8.87	$8.96	$8.25	$7.97
Activity from investment operations:
Net investment income (1)	0.07		0.22	0.20	0.19	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.30		(0.28)	(0.27)	0.14	0.69	0.28
Total from investment operations	0.37		(0.06)	(0.07)	0.33	0.76	0.35
Paid-in-capital from redemption fees	—		—	—	—	0.00 (3)	—
Less distributions from:
Net investment income	(0.43)		(0.19)	(0.18)	(0.39)	(0.05)	(0.07)
Net realized gains	—		—	(0.56)	(0.03)	—	—
Return of capital	—		—	(0.09)	—	—	—
Total distributions	(0.43)		(0.19)	(0.83)	(0.42)	(0.05)	(0.07)
Net asset value, end of period	$7.66		$7.72	$7.97	$8.87	$8.96	$8.25
Total return (2)	5.03	% (8)	(0.82)%	(0.69)%	3.63%	9.24%	4.41%
Net assets, end of period (000s)	$4,946		$16,367	$26,135	$110,676	$147,039	$21,129
Ratio of gross expenses to average net assets (4)(6)	2.12	% (7)	1.50%	1.33%	1.08%	1.01%	1.40%
Ratio of net expenses to average net assets (4)	2.11	% (7)	1.47%	1.29%	1.07%	1.01%	1.38%
Ratio of net investment income to average net assets (4)(5)	1.80	% (7)	2.81%	2.40%	2.08%	0.81%	0.87%
Portfolio Turnover Rate	0	% (8)	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.37		$7.62	$7.23	$9.64	$9.12	$8.04
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.06	(0.01)	(0.07)	(0.11)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.31)		0.73	0.58	(1.64)	0.74	1.29
Total from investment operations	(0.30)		0.79	0.57	(1.71)	0.63	1.08
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.72)		(1.04)	(0.18)	(0.70)	(0.11)	—
Total distributions	(0.72)		(1.04)	(0.18)	(0.70)	(0.11)	—
Net asset value, end of period	$6.35		$7.37	$7.62	$7.23	$9.64	$9.12
Total return (2)	(5.36	)% (6)	12.80%	7.64%	(18.10)%	5.70%	13.43%
Net assets, end of period (000s)	$9,668		$12,524	$25,422	$49,728	$45,618	$1,718
Ratio of gross expenses to average net assets (3)	1.48	% (5)	1.47%	1.40%	1.37%	1.40%	2.52%
Ratio of net expenses to average net assets	1.46	% (5)	1.43%	1.38%	1.37%	1.40%	2.52%
Ratio of net investment income (loss) to average net assets	0.57	% (5)	0.91%	(0.12)%	(0.88)%	(1.20)%	(2.51)%
Portfolio Turnover Rate	0	% (6)	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.02		$7.28	$6.92	$9.29	$8.80	$7.82
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.01	(0.06)	(0.13)	(0.19)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.29)		0.70	0.56	(1.57)	0.74	1.25
Total from investment operations	(0.30)		0.71	0.50	(1.70)	0.55	0.98
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.70)		(0.97)	(0.14)	(0.67)	(0.06)	—
Total distributions	(0.70)		(0.97)	(0.14)	(0.67)	(0.06)	—
Net asset value, end of period	$6.02		$7.02	$7.28	$6.92	$9.29	$8.80
Total return (2)	(5.65	)% (6)	11.97%	6.92%	(18.66)%	5.57%	12.53%
Net assets, end of period (000s)	$3,116		$4,356	$5,607	$5,272	$5,215	$1,035
Ratio of gross expenses to average net assets (3)	2.23	% (5)	2.22%	2.15%	2.12%	2.15%	3.27%
Ratio of net expenses to average net assets	2.21	% (5)	2.18%	2.13%	2.12%	2.15%	3.27%
Ratio of net investment income (loss) to average net assets	(0.17	)% (5)	0.10%	(0.83)%	(1.64)%	(1.95)%	(3.26)%
Portfolio Turnover Rate	0	% (6)	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.44		$7.72	$7.32	$9.74	$9.21	$8.10
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.07	0.01	(0.05)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.33)		0.75	0.59	(1.66)	0.75	1.30
Total from investment operations	(0.29)		0.82	0.60	(1.71)	0.66	1.11
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.73)		(1.10)	(0.20)	(0.71)	(0.13)	—
Total distributions	(0.73)		(1.10)	(0.20)	(0.71)	(0.13)	—
Net asset value, end of period	$6.42		$7.44	$7.72	$7.32	$9.74	$9.21
Total return (2)	(5.17	)% (6)	13.12%	7.88%	(17.94)%	5.75%	13.70%
Net assets, end of period (000s)	$86,073		$110,610	$79,783	$67,565	$64,046	$1,159
Ratio of gross expenses to average net assets (4)	1.23	% (5)	1.21%	1.15%	1.12%	1.15%	2.27%
Ratio of net expenses to average net assets	1.21	% (5)	1.18%	1.13%	1.12%	1.15%	2.27%
Ratio of net investment income (loss) to average net assets	0.81	% (5)	1.03%	0.18%	(0.65)%	(0.95)%	(2.26)%
Portfolio Turnover Rate	0	% (6)	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2020

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Dynamic Income Fund (“ADIF”) and the Arrow Managed Futures Strategy Fund (“AMFSF”) (Each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a fund of funds. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long -term capital appreciation with capital preservation as a secondary objective. ADIF seeks income and long term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

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Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are generally a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being

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January 31, 2020

more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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January 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,604,994	$—	$—	$10,604,994
Exchange Traded Funds	34,330,145	—	—	34,330,145
Purchased Put Options	55,100	—	—	55,100
Money Market Fund	1,774,936	—	—	1,774,936
Open Swap Contracts *	—	39,641	—	39,641
Variation Margin-Open Long Futures Contracts *	42,750	—	—	42,750
Total	$46,807,925	$39,641	$—	$46,847,566
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$1,643,000	$—	$—	$1,643,000
Open Swap Contracts *	—	82,083	—	82,083
Total	$1,643,000	$82,083	$—	$1,725,083

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$100,358,703	$—	$—	$100,358,703
Money Market Fund	7,631,599	—	—	7,631,599
Variation Margin-Open Long Futures Contracts *	144,210	—	—	144,210
Total	$108,134,512	$—	$—	$108,134,512

Arrow Dynamic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,469,464	$—	$—	$1,469,464
Mutual Fund	2,382,743	—	—	2,382,743
Money Market Fund	1,849,096	—	—	1,849,096
Open Swap Contracts *	—	5,450	—	5,450
Total	$5,701,303	$5,450	$—	$5,706,753
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Futures Contracts *	$7,437	$—	$—	$7,437
Total	$7,437	$—	$—	$7,437

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$47,731,540	$—	$—	$47,731,540
Money Market Fund	4,913,576	—	—	4,913,576
Open Swap Contracts *	—	730,207	—	730,207
Total	$52,645,116	$730,207	$—	$53,375,323
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$1,545,248	$—	$1,545,248
Total	$—	$1,545,248	$—	$1,545,248

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2020.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. ADIF’s prior years’ financial highlights were consolidated with Northern Lights SPC (AAS-CFC). All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except ADIF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Funds. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter -term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Funds are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Funds return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Taxation Risk – By investing in commodities indirectly through a CFC, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, any income received from the CFC will be passed through to each Fund as

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January 31, 2020

ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2020	January 31, 2020
ADB-CFC	12/5/2012	$1,729,622	2.00%
ADT-CFC	12/12/2011	2,886,386	2.61%
AMFS-CFC	7/23/2010	8,821,625	8.92%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADBF and ADTF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. ADIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2016 – July 31, 2019, or expected to be taken in the Funds’ July 31, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S.

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January 31, 2020

Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received

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January 31, 2020

in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Derivatives Disclosure

Fair Values of Derivative Instruments in ADBF as of January 31, 2020:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$82,083
Commodity Index Swap:	Unrealized appreciation on swap contracts	39,641	Unrealized depreciation on swap contracts	—
Futures - Commodity contracts:	Variation margin - due from broker	42,750	Variation margin - due from broker	—
Purchased and Written Options	Investments Securities: Unaffiliated companies at value	55,100	Options written at value	1,643,000
		$137,491		$1,725,083

Fair Values of Derivative Instruments in ADTF as of January 31, 2020:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Commodity contracts:	Variation margin - due from broker	$144,210	Variation margin - due from broker	$—
		$144,210		$—

Fair Values of Derivative Instruments in ADIF as of January 31, 2020:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Interest contracts:	Variation margin - due from broker		Variation margin - due from broker	$7,437
Credit Default Swap Contract:	Unrealized appreciation on swap contracts	5,450	Unrealized depreciation on swap contracts	—
		$5,450		$7,437

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Fair Values of Derivative Instruments in AMFSF as of January 31, 2020:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$1,545,248
Commodity Index Swap:	Unrealized appreciation on swap contracts	730,207	Unrealized depreciation on swap contracts	—
		$730,207		$1,545,248

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2020:

ADBF

	Commodity	Financial	Equity
Location	Contracts	Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$364,987	$—	$—	$364,987
Swap contracts	(254,438)	—	—	(254,438)
Written Options	—	—	(533,400)	(533,400)
Total net realized gain (loss)	$110,549	$—	$(533,400)	$(422,851)

Net change in unrealized appreciation (depreciation)
Futures contracts	$(116,768)	$—	$—	$(116,768)
Swap contracts	60,698	(179,874)	—	(119,176)
Purchased Options	—	—	(254,500)	(254,500)
Written Options	—	—	(937,545)	(937,545)
Total net change in unrealized appreciation (depreciation)	$(56,070)	$(179,874)	(1,192,045)	$(1,427,989)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

ADTF

	Commodity
Location	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(283,901)	$(283,901)
Total net realized gain (loss)	$(283,901)	$(283,901)

Net change in unrealized appreciation (depreciation)
Futures contracts	$144,210	$144,210
Total net change in unrealized appreciation (depreciation)	$144,210	$144,210

ADIF

		Interest
Location	Credit Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$—	$496,037	$496,037
Swap contracts	(41,863)	87,562	45,699
Total net realized gain (loss)	$(41,863)	$583,599	$541,736

Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$(48,687)	$(48,687)
Swap contracts	32,283	—	32,283
Total net change in unrealized appreciation (depreciation)	$32,283	$(48,687)	$(16,404)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

AMFSF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) on:
Swap contracts	$(1,618,425)	$(3,475,426)	$(5,093,851)
Total net realized gain (loss)	$(1,618,425)	$(3,475,426)	$(5,093,851)
Net change in unrealized appreciation (depreciation)
Swap contracts	$1,105,495	$(3,244,336)	$(2,138,841)
Total net change in unrealized appreciation (depreciation)	$1,105,495	$(3,244,336)	$(2,138,841)

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

During the six months ended January 31, 2020, the Funds did not incur any interest expense (including origination fees) related to the borrowings. At January 31, 2020, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2020, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2020.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
	Recognized Assets	& Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADBF
Swap Contracts - Morgan Stanley	$39,641	$—	$39,641	$—	$—	$39,641
Purchased Options	55,100	—	55,100	—	—	55,100
Future Contracts - Goldman Sachs	42,750	—	42,750	—	—	42,750
Total	$137,491	$—	$137,491	$—	$—	$137,491

ADTF
Future Contracts	$144,210	$—	$144,210	$—	$—	$144,210
Total	$144,210	—	$144,210	$—	$—	$144,210

ADIF
Swaps Contracts - Goldman Sachs	$5,450	$—	$5,450	$—	$—	$5,450
Total	$5,450	—	$5,450	$—	$—	$5,450

AMFSF
Swaps Contracts - Morgan Stanley	$730,207	$—	$730,207	$—	$—	$730,207
Total	$730,207	$—	$730,207	$—	$—	$730,207

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
ADBF
Swap Contracts- Morgan Stanley	$82,083	$—	$82,083	$—	$21,057	$—
Options Written	1,643,000	—	1,643,000	—	561,780	—
Total	$1,725,083	$—	$1,725,083	$—	$582,837	$—

ADIF
Futures Contracts - Goldman Sachs	$7,437	$—	$7,437	$—	$26,833	$—
Total	$7,437	$—	$7,437	$—	$26,833	$—

AMFSF
Swap Contracts - Morgan Stanley	$1,545,248	$—	$1,545,248	$—	$1,545,248	$—
Total	$1,545,248	$—	$1,545,248	$—	$1,545,248	$—

(1)	Collateral shown is limited to liability amount.

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADBF	$19,262,063	$37,248,349
ADTF	82,065,126	103,808,309
ADIF	—	34,042,712
AMFSF	—	58,756,992

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of ADIF average daily net assets, and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, ADBF, ADTF, ADIF and AMFSF each invested a portion of their assets in the other Arrow Funds. ADBF invested in Arrow Dogs of the World ETF (DOGS), Arrow QVM ETF (QVM), Arrow DWA Country Rotation ETF (DWCR) and Arrow Reserve Capital Management ETF (ARCM). ADTF, ADIF and AMFSF each invested in the ARCM. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADBF’s assets that are invested in the DWCR and QVM. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADBF, ADTF, ADIF and AMFSF’s assets that are invested in the ARCM. For the six months ended January 31, 2020, the Advisor waived $3,600, $23, $772 and $11,954, in ADBF, ADTF, ADIF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2020, the Distributor received $25,583, of which $3,695 was retained in commissions.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEES

The Funds, except for ADIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2020, ADBF, ADTF, ADIF and AMFSF assessed $1, $5, $0, and $1,955 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADBF, ADTF, ADIF and AMFSF currently invest a portion of their assets in the Arrow Reserve Capital Management ETF (“ARCM”), a Fund advised by the Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem their investment in ARCM at any time if the Advisor determines that it is in the best interest of each Fund and its shareholders to do so. Each Fund’s performance will be directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2020, ADBF owns 4.8%, ADTF owns 0.3%, ADIF owns 2.6% and AMFSF owns 85.2% of ARCM. As of January 31, 2020, the percentage of ADBF, ADTF, ADIF and AMFSF’s net assets invested in ARCM was 5.0%, 0.1%, 21.6% and 48.3%, respectively.

ADBF currently invests a portion of its assets in the Arrow DWA Country Rotation ETF (“DWCR”), a fund advised by the Advisor. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long -term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the ADBF financial statements. As of January 31, 2020, ADBF owns 79.8% of DWCR. As of January 31, 2020, the percentage of ADBF’s net assets invested in DWCR was 14.6%.

ADBF currently invests a portion of its assets in the Arrow Dogs of the World ETF (“DOGS”), a fund advised by the Advisor. DOGS is registered under the 1940 Act, as an open-end management investment company. DOGS’s investment objective seeks long -term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index. DOGS’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DOGS at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of DOGS. The financial statements of DOGS, including the portfolio of investments, can be found at DOGS website, www.arrowfunds.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the ADBF financial statements. As of January 31, 2020, ADBF owns 54.2% of DOGS. As of January 31, 2020, the percentage of ADBF’s net assets invested in DOGS was 4.6%.

ADIF currently invests a portion of its assets in the Fidelity Investments Money Market Fund - Government Portfolio - Class I (“Fidelity”). Fidelity is registered under the 1940 Act as open-end management investment companies. ADIF may redeem its investment in Fidelity at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of ADIF will be directly affected by the performance of Fidelity. The financial statements of Fidelity, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with ADIF financial statements. As of January 31, 2020, the percentage of the Fund’s net assets invested in Fidelity Investments Money Market Fund - Government Portfolio - Class I was 27.9%.

ADIF currently invests a portion of its assets in the AlphaCentric Income Opportunities Fund – Class I (“AlphaCentric”). AlphaCentric is registered under the 1940 Act as an open-end management investment company. ADIF may redeem its investment in Fidelity at any time if the Advisor determines that it is in the best interest of ADIF and its shareholders to do so. The performance of ADIF will be directly affected by the performance of Fidelity. The financial statements of Fidelity, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with AMFSF financial statements. As of January 31, 2020, the percentage of the Fund’s net assets invested in AlphaCentric was 35.0%.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

8. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2020 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2020 with companies which are affiliates are as follows:

ADBF

								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/Loss	Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$3,233,052	$—	$(544,973)	$(1,077)	$33,202	$2,683,790	$(3,212)	26,787
042765685	Arrow DWA Country Rotation ETF	13,036,302	—	(5,553,936)	(717,929)	118,184	7,810,415	1,045,978	283,617
042765693	Arrow Dogs of the World ETF	2,784,731	—	—	—	8,224	2,454,545	(330,186)	54,497
		$19,054,085	$—	$(6,098,909)	$(719,006)	$159,610	$12,948,750	$712,580

ADTF

								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/ Loss	Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$140,441	$—	$—	$—	$1,529	$140,266	$(175)	1,400

ADIF

								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Loss	Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$7,490,198	$—	$(6,011,076)	$8,076	$39,085	$1,469,464	$(17,734)	14,667

AMFSF

								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/ Loss	Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$47,038,729	$751,200	$—	$—	$518,831	$47,731,540	$(58,389)	476,410

No cross trades for the six months ended January 31, 2020 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2019 and July 31, 2018 was as follows:

For the year ended July 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$1,340,380	$4,902,460	$6,242,840
ADTF	1,342,444	4,140,623	5,483,067
ADIF	583,553	—	583,553
AMFSF	15,702,286	—	15,702,286

For the year ended July 31, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$—	$7,624,669	$—	$7,624,669
ADTF	12,976,177	3,892,456	—	16,868,633
ADIF	3,698,230	197,221	410,152	4,305,603
AMFSF	3,325,067	—	—	3,325,067

As of July 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings/(Deficits)
ADBF	$498,846	$431,566	$—	$—	$148,473	$3,391,107	$4,469,992
ADTF	184,573	6,340,492	—	—	—	7,211,441	13,736,506
ADIF	330,259	—	(1,526,675)	(101,214)	—	38,117	(1,259,513)
AMFSF	12,343,239	—	—	(893,225)	(375,288)	36,915	11,111,641

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, the tax deferral of losses on wash sales, and mark-to-market on open futures, options and swap contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTF	—
ADIF	1,526,675
AMFSF	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

At July 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry Forward	Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Expired	Utilized
ADBF	$—	$—	—	—	—
ADTF	—	—	—	—	—
ADIF	101,214	—	101,214	—	—
AMFSF	732,574	160,651	893,225	123,374	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, equalization debits, the expiration of capital loss carry forwards, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADBF	$1,407,433	$(1,407,433)
ADTF	(5,335,062)	5,335,062
ADIF	70,118	(70,118)
AMFSF	(11,346,363)	11,346,363

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADBF	$44,875,416	$5,155,069	$(5,111,535)	$43,534
ADTF	103,801,156	5,354,454	(1,165,319)	4,189,135
ADIF	5,626,408	123,812	(13,335)	110,477
AMFSF	52,643,386	49,073	—	49,073

11.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2020

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Dynamic Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	8/1/2019	1/31/2020	8/1/2019 - 1/31/2020	8/1/2019 - 1/31/2020
DWA Balanced - Class A	$1,000.00	$994.90	$9.03	1.80%
DWA Balanced - Class C	1,000.00	991.50	12.77	2.55%
DWA Balanced - Institutional Class	1,000.00	996.20	7.78	1.55%

DWA Tactical - Class A	1,000.00	1,037.50	8.60	1.68%
DWA Tactical - Class C	1,000.00	1,033.30	12.42	2.43%
DWA Tactical - Institutional Class	1,000.00	1,038.20	7.33	1.43%

Dynamic Income - Class A	1,000.00	1,046.80	12.19	2.37%
Dynamic Income - Class C	1,000.00	1,043.60	16.03	3.12%
Dynamic Income - Institutional Class	1,000.00	1,050.30	10.93	2.12%

Managed Futures Strategy - Class A	1,000.00	946.40	7.22	1.48%
Managed Futures Strategy - Class C	1,000.00	943.50	10.88	2.23%
Managed Futures Strategy - Institutional Class	1,000.00	948.30	6.02	1.23%

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
January 31, 2020

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	8/1/2019	1/31/2020	8/1/2019 - 1/31/2020	8/1/2019 - 1/31/2020
(5% return before expenses)
DWA Balanced - Class A	$1,000.00	$1,016.09	$9.12	1.80%
DWA Balanced - Class C	1,000.00	1,012.32	12.90	2.55%
DWA Balanced - Institutional Class	1,000.00	1,017.34	7.86	1.55%

DWA Tactical - Class A	1,000.00	1,016.69	8.52	1.68%
DWA Tactical - Class C	1,000.00	1,012.92	12.30	2.43%
DWA Tactical - Institutional Class	1,000.00	1,017.95	7.25	1.43%

Dynamic Income - Class A	1,000.00	1,013.22	11.99	2.37%
Dynamic Income - Class C	1,000.00	1,009.45	15.76	3.12%
Dynamic Income - Institutional Class	1,000.00	1,014.48	10.74	2.12%

Managed Futures Strategy - Class A	1,000.00	1,017.72	7.50	1.48%
Managed Futures Strategy - Class C	1,000.00	1,013.94	11.28	2.23%
Managed Futures Strategy - Institutional Class	1,000.00	1,018.95	6.25	1.23%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2020

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At an in person meeting held September 19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical Fund (the “Tactical Fund”), the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), the Arrow Dynamic Income Fund (the “Income Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of Arrow. The Board reviewed the services the Adviser provided, including the backgrounds of the personnel that provided the investment management and related services. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also considered the Adviser’s management of service provider relationships and oversight of sub-advisers.

The Board found that the Adviser had a strong culture of research and compliance at the firm and had demonstrated an ongoing commitment to analyzing various investment strategies in an effort to enhance returns to shareholders. Further, the Board considered the consistency of the Adviser’s team, which provided the Adviser with tremendous experience and intellectual capital. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds were satisfactory.

Performance. The Board reviewed each Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (each a “peer group”), benchmark index, and Morningstar category average.

Income Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Long/Short Credit) and benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund underperformed its peer group, Morningstar category average, and benchmark index over the year -to-date, one-year, three-year periods. However, the Board also noted that the Fund outperformed each of its peer group, Morningstar

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2020

category average, and Benchmark Index over the five-year period. The Board considered the enhancements the Adviser made to the Fund’s models as well as the Adviser incorporating mortgage backed securities into the Fund’s portfolio, both of which had a positive impact on the Fund’s performance. The Board also considered the Fund’s three-star Morningstar rating. The Board concluded that the performance was satisfactory.

Balanced Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Global Flexible Allocation) and its benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund outperformed its peer group and Morningstar category average over the year-to-date and one-year periods and was currently outperforming its benchmark year-to-date. The Board also noted that the Fund underperformed or performed in-line with its Morningstar category average and benchmark index over the three-year and five-year periods. The Board considered the Adviser’s observation that while the Fund’s returns had been positive in all periods, the Fund’s requirement to allocate a minimum of 25% of assets to fixed income securities will generally cause the Fund to underperform during periods of strong equity performance. The Board considered the Adviser’s observation that the Fund’s strategy should benefit shareholders during uncertain market environments. The Board considered that the Adviser would continue to closely monitor performance. The Board concluded that the performance of the Fund was satisfactory.

Tactical Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Global Flexible Allocation) and benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund outperformed each of the peer group, Morningstar category average and benchmark index over the year-to-date period, but underperformed the peer group for the trailing 12-month period ended July 31, 2019, three-year and five-year periods, however, the Fund outperformed its benchmark index for the three-year and five-year periods. The Board also considered the Fund’s three-star Morningstar rating. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Managed Futures) and benchmark index (Barclays Top 50 CTA Index). The Board noted that the Fund outperformed each of its peer group, Morningstar category average and benchmark index over the year-to-date, one-year, three-year and five-year periods, except for the three-year benchmark return. The Board also considered the Fund’s three -star Morningstar rating. The Board concluded that that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s peer group and Morningstar category averages. The Board discussed their duties to evaluate whether the advisory fees were not unreasonable. The Board noted that the Adviser’s fees are reasonably applied based on the nature of each Fund’s investment strategy. The Board noted that Funds considered to be “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee. The Board discussed the level of work involved in the Adviser’s oversight of the Funds.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2020

The Board noted that with respect to the Income Fund and Balanced Fund the advisory fee was lower than the average of its peer group. The Board also noted that the Income Fund’s advisory fee was lower than the average of its Morningstar category, the Balanced Fund was above the average of its Morningstar category, and the overall expense ratios were in a reasonable range.

The Board noted that with respect to the Tactical Fund, the advisory fee was in-line with its peer group and above the average of its Morningstar category; however, the overall expense ratio was in a reasonable range.

The Board noted that with respect to the Managed Futures Fund, the advisory fee was lower than the average of its peer group and Morningstar category, and the overall expense ratio was in a reasonable range.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted no Fund had yet reached an asset level where the Adviser could realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to each Fund. The Board concluded that the profitability of the Adviser in connection with the management of each Fund was reasonable, and that profits were necessary to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of each Fund.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/09/20